Consolidated Statement of Profit or Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 770,276	R$ 514,602	R$ 224,215
Net revenue from subscription services and equipment rental	331,565	213,679	104,952
Financial income	1,287,760	801,322	412,178
Other financial income	186,367	49,578	25,273
Total revenue and income	2,575,968	1,579,181	766,618
Cost of services	(426,961)	(323,039)	(224,109)
Administrative expenses	(285,788)	(252,852)	(174,601)
Selling expenses	(360,612)	(190,177)	(92,018)
Financial expenses, net	(353,451)	(301,065)	(237,094)
Other operating expenses, net	(57,691)	(69,264)	(134,151)
Total expense	(1,484,503)	(1,136,397)	(861,973)
Loss on investment in associates	(810)	(445)	(310)
Profit (loss) before income taxes	1,090,655	442,339	(95,665)
Current income tax and social contribution	(217,228)	(154,882)	(5,682)
Deferred income tax and social contribution	(69,232)	17,770	(3,622)
Net income (loss) for the year	804,195	305,227	(104,969)
Net income (loss) attributable to:
Owners of the parent	803,232	301,232	(108,731)
Non-controlling interests	963	3,995	3,762
Net income (loss) for the year	R$ 804,195	R$ 305,227	R$ (104,969)
Earnings (loss) per share
Basic earnings (loss) per share for the year attributable to owners of the parent (in Brazilian Reais)	R$ 2.90	R$ 1.30	R$ (0.49)
Diluted earnings (loss) per share for the year attributable to owners of the parent (in Brazilian Reais)	R$ 2.85	R$ 1.29	R$ (0.49)